Restructuring (Tables)	9 Months Ended
Sep. 30, 2026
Restructuring and Related Activities [Abstract]
Schedule of Restructuring charges

	Three Months Ended		Nine Months Ended
	September 30, 2026	September 30, 2025	September 30, 2026	September 30, 2025
	(in thousands)
Restructuring	$1,486	$—	$32,466	$82,296
Restructuring related costs*	$16,650	$—	$16,650	$—
Total restructuring and related costs	$18,136	$—	$49,116	$82,296
*The costs for the three months ended and nine months ended September 30, 2026 include an $8.2 million charge relating to accelerated amortization of operating right-of-use assets and a $1.0 million charge on related contract costs recorded within selling, general and administrative expenses, in addition to an accelerated depreciation charge on related property plant and equipment of $7.4 million which was recorded within depreciation and amortization of intangible assets in Condensed Consolidated Statements of Operations.

Schedule of Details of Movement in Restructuring Charges

	Nine Months Ended	Year Ended
	September 30, 2026	December 31, 2025
	(in thousands)
Opening provision	$12,525	$31,474
Charge during the period, net **	33,458	75,386
Utilization	(32,232)	(94,335)
Closing provision	$13,751	$12,525
**The charge, net for the nine months ended September 30, 2026 reflects the workforce reduction of $32.5 million (December 31, 2025: $74.6 million) and restructuring related contract costs of $1.0 million (December 31, 2025: $0.8 million).